Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal income tax benefit attributable to:
Current operations	$ 159,320	$ 219,897
Less: valuation allowance	(159,230)	(219,897)
Net provision for Federal income taxes	$ 0	$ 0